Long-term investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended			45 Months Ended
	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2008	Oct. 31, 2004
Income (Loss) from Equity Method Investments		$ (215)	$ (237)	$ (119)
Maximum [Member]
Equity Method Investment, Ownership Percentage		50.00%
Percent Interest Owned Of Mineralization Extracted From The Entree Oyu Tolgoi JV Property		30.00%
Minimum [Member]
Equity Method Investment, Ownership Percentage		20.00%
Percent Interest Owned Of Mineralization Extracted From The Entree Oyu Tolgoi JV Property		20.00%
Entree/Oyu Tolgoi JV Property [Member]
Income (Loss) from Equity Method Investments		$ 200	200	20,000
Joint Venture Property, Cumulative Expenditures		30,100	29,000
Accrued Interest Expense		$ 300	300	$ 70,000
Equity Method Investment, Ownership Percentage		20.00%
Entree/Oyu Tolgoi JV Property [Member] | Long-term Investment [Member]
Equity Method Investments		$ 200	$ 100
OTLLC [Member] | The Government of Mongolia [Member]
Equity Method Investment, Ownership Percentage						34.00%
OTLLC [Member] | Entree/Oyu Tolgoi JV Property [Member]
Exploration Expense, Mining					$ 35,000
Percentage Interest Owned in All Minerals Extracted Below a Sub-surface Depth of 560 Meters					80.00%
Percentage Interest Owned in All Minerals Extracted from Surface to a Depth of 560 Meters					70.00%
OTLLC [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%	2.00%
Shivee Tolgoi and Javhlant [Member]
Mining Licenses, Term		30 years
Mining Licenses, Renewal Rights, Renewal Term		20 years
Shivee Tolgoi [Member]
Ownership in Mining License		100.00%